INVENTORIES	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES

7. INVENTORIES

Inventories are detailed as follows:

	December 31,
	2023	2022
	(in thousands)
Merchandise	$874	$825
Raw materials and consumable supplies	22,821	21,537
Finished Goods	4,683	4,856
Total	$28,378	$27,218

The Company has no inventory reserves as of December 31, 2023, and 2022.